Expense Example, No Redemption {- Fidelity Advisor® Value Fund} - 10.31 Fidelity Advisor Value Fund - AMCIZ PRO-13 - Fidelity Advisor® Value Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Value Fund-Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	929
5 Years	1,194
10 Years	1,950
Fidelity Advisor Value Fund-Class M
Expense Example, No Redemption:
1 Year	488
3 Years	790
5 Years	1,116
10 Years	2,038
Fidelity Advisor Value Fund-Class C
Expense Example, No Redemption:
1 Year	193
3 Years	616
5 Years	1,069
10 Years	2,119
Fidelity Advisor Value Fund - Class I
Expense Example, No Redemption:
1 Year	92
3 Years	291
5 Years	507
10 Years	1,129
Fidelity Advisor Value Fund-Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	243
5 Years	425
10 Years	$ 952